Earnings per share (Details)		12 Months Ended
		Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 ₨ / shares shares		Mar. 31, 2023 ₨ / shares shares
Basic earnings per share [abstract]
Number of equity shares at the beginning of the year (excluding treasury shares)		832,642,375	832,642,375	830,783,660	[1]	829,786,890	[1]
Effect of treasury shares sold during the year		0	0	0	[1]	10,690	[1]
Effect of equity shares issued on exercise of stock options		308,031	308,031	1,184,855	[1]	376,870	[1]
Weighted average number of equity shares – Basic		832,950,406	832,950,406	831,968,515	[1]	830,174,450	[1]
Earnings per share attributable to equity holders of the parent company | (per share)	[1]	₨ 67.88	$ 0.79	₨ 66.93		₨ 54.28

[1]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 20 of these consolidated financial statements for further details regarding such stock split.